Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended		6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended		12 Months Ended	17 Months Ended
	Jun. 24, 2025	Jan. 14, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	May 31, 2025	Dec. 31, 2025	Jan. 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Apr. 30, 2026	May 31, 2026	Nov. 30, 2025	May 31, 2026	May 31, 2026
Capital Group U.S. Large Growth ETF
Account Value [Line Items]
Line Graph and Table Measure Name																Capital Group U.S. Large Growth ETF (at NAV)
Accumulated Value	$ 10,000		$ 10,875	$ 10,843	$ 11,097	$ 11,414	$ 11,207		$ 11,160	$ 11,070	$ 10,660	$ 9,909	$ 11,183	$ 11,590
Capital Group U.S. Large Value ETF
Account Value [Line Items]
Line Graph and Table Measure Name																Capital Group U.S. Large Value ETF (at NAV)
Accumulated Value	10,000		9,878	10,375	10,439	10,348	10,636		10,692	11,284	11,412	10,633	11,757	11,976
Capital Group U.S. Small and Mid Cap ETF
Account Value [Line Items]
Line Graph and Table Measure Name																Capital Group U.S. Small and Mid Cap ETF (at NAV)
Accumulated Value		$ 10,000						$ 10,071							$ 11,258		$ 12,531
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 1000 Index
Accumulated Value	10,000		10,409	10,629	10,997	11,234	11,262		11,262	11,418	11,356	10,792	11,882	12,488
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 3000 Index
Accumulated Value		10,000						10,104							11,763		13,079
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 1000 Growth Index
Accumulated Value	10,000		10,646	10,765	11,337	11,748	11,535		11,464	11,291	10,912	10,343	11,574	12,407
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 1000 Value Index
Accumulated Value	$ 10,000		$ 10,148	$ 10,472	$ 10,628	$ 10,675	$ 10,959		$ 11,033	$ 11,536	$ 11,836	$ 11,265	$ 12,183	$ 12,542
Russell 2500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 2500 Index
Accumulated Value		10,000						9,553							11,125		13,179
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																Russell Midcap Index
Accumulated Value		$ 10,000						$ 10,014							$ 10,989		$ 12,254